Schedule of Investments (unaudited) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.6%
Carmax Auto Owner Trust, Series 2019-3, Class A2B, (LIBOR USD 1 Month + 0.25%), 1.06%, 12/15/22(a)	USD 3,671	$3,659,990
CarMax Auto Owner Trust:
Series 2019-1, Class A2A, 3.02%, 07/15/22	1,165	1,169,821
Series 2020-1, Class A2, 1.87%, 04/17/23 .	7,870	7,915,264
USAA Auto Owner Trust, Series 2019-1, Class A2, 2.26%, 02/15/22	8,197	8,235,729

Total Asset-Backed Securities — 0.6% (Cost: $20,902,098)		20,980,804

Corporate Bonds — 43.9%

Aerospace & Defense — 0.7%
Lockheed Martin Corp., 2.50%, 11/23/20	16,000	16,094,560
Raytheon Co., 3.13%, 10/15/20	11,630	11,749,045

		27,843,605

Auto Components — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22(b)	2,559	2,605,880

Automobiles — 1.6%(b)
BMW US Capital LLC:
3.25%, 08/14/20	880	880,535
(LIBOR USD 3 Month + 0.50%), 2.21%, 08/13/21(a)	10,000	9,746,894
2.95%, 04/14/22	4,000	4,053,579
Daimler Finance North America LLC:
3.10%, 05/04/20	5,576	5,576,000
2.30%, 02/12/21	2,000	1,980,739
3.00%, 02/22/21	5,000	4,997,505
Hyundai Capital America:
3.00%, 10/30/20	2,255	2,255,415
(LIBOR USD 3 Month + 0.82%), 1.60%, 03/12/21(a)	1,000	975,843
2.38%, 02/10/23	12,340	11,873,884
Nissan Motor Acceptance Corp., (LIBOR USD 3 Month + 0.39%), 1.76%, 09/28/20(a)	750	733,558
Volkswagen Group of America Finance LLC:
2.40%, 05/22/20	3,379	3,380,988
3.88%, 11/13/20	7,000	7,011,372
(LIBOR USD 3 Month + 0.86%), 2.06%, 09/24/21(a)	5,215	5,066,168
2.50%, 09/24/21	665	663,031

		59,195,511

Banks — 22.8%
ABN AMRO Bank NV(b):
2.45%, 06/04/20	13,974	13,986,297
(LIBOR USD 3 Month + 0.41%), 1.55%, 01/19/21(a)	8,400	8,383,019
2.65%, 01/19/21	17,670	17,830,444
(LIBOR USD 3 Month + 0.57%), 2.21%, 08/27/21(a)	1,000	994,588
ANZ New Zealand Int’l Ltd., 2.75%, 01/22/21(b)	10,508	10,638,107
Australia & New Zealand Banking Group Ltd.:
(LIBOR USD 3 Month + 0.32%), 2.05%, 11/09/20(a)(b)	1,500	1,497,506
2.25%, 11/09/20	2,425	2,442,413
2.70%, 11/16/20	7,130	7,198,830
4.88%, 01/12/21(b)	3,000	3,082,173
(LIBOR USD 3 Month + 0.87%), 2.55%, 11/23/21(a)(b)	8,000	8,001,573
2.63%, 05/19/22	1,000	1,025,547

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.:
5.63%, 07/01/20	USD 2,000	$2,015,049
2.63%, 10/19/20	4,000	4,027,227
5.88%, 01/05/21	4,050	4,177,475
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)	18,900	18,926,617
Bank of America NA(a):
(LIBOR USD 3 Month + 0.35%), 2.03%, 05/24/21	12,000	11,928,009
(SOFR + 0.55%), 0.56%, 06/21/21	8,000	7,859,787
(LIBOR USD 3 Month + 0.32%), 1.31%, 07/26/21	5,000	4,959,465
Bank of Montreal, (LIBOR USD 3 Month + 0.34%), 1.65%, 07/13/20(a)	4,000	3,997,106
Bank of Nova Scotia (The):
2.15%, 07/14/20	2,000	2,006,168
2.35%, 10/21/20	6,800	6,855,874
2.50%, 01/08/21	1,256	1,270,740
Banque Federative du Credit Mutuel SA(b):
2.20%, 07/20/20	15,511	15,557,208
2.75%, 10/15/20	5,270	5,311,162
1.96%, 07/21/21	8,000	8,087,681
Barclays Bank plc, (LIBOR USD 3 Month + 0.30%), 2.65%, 12/14/20(a)	7,000	7,005,295
BNP Paribas SA:
2.38%, 05/21/20	2,650	2,651,706
5.00%, 01/15/21	36,500	37,521,681
BNZ International Funding Ltd.(b):
2.75%, 03/02/21	2,085	2,111,946
2.10%, 09/14/21	1,500	1,517,057
2.90%, 02/21/22	5,300	5,414,715
Canadian Imperial Bank of Commerce:
(LIBOR USD 3 Month + 0.31%), 1.68%, 10/05/20(a)	1,000	999,351
2.70%, 02/02/21	2,400	2,430,076
Capital One NA:
2.95%, 07/23/21	5,673	5,724,965
2.15%, 09/06/22	8,185	8,156,850
Citibank NA:
2.10%, 06/12/20	2,000	2,000,430
2.13%, 10/20/20	3,700	3,715,512
(LIBOR USD 3 Month + 0.35%), 2.06%, 02/12/21(a)	3,550	3,538,871
2.85%, 02/12/21	8,700	8,816,703
(LIBOR USD 3 Month + 0.57%), 1.61%, 07/23/21(a)	1,000	994,175
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(a)	10,000	10,125,378
3.16%, 02/19/22(c)	2,000	2,025,076
(LIBOR USD 3 Month + 0.60%), 2.84%, 05/20/22(a)	4,380	4,441,113
Citigroup, Inc.(a):
(SOFR + 0.87%), 0.88%, 11/04/22	5,000	4,845,582
(SOFR + 0.87%), 2.31%, 11/04/22	4,000	4,035,635
Citizens Bank NA, 2.20%, 05/26/20	7,915	7,918,391
Commonwealth Bank of Australia:
2.05%, 09/18/20(b)	15,000	15,059,395
2.40%, 11/02/20	1,900	1,912,201
2.20%, 11/09/20(b)	6,000	6,031,138
2.55%, 03/15/21	6,990	7,094,028
Cooperatieve Rabobank UA:
4.50%, 01/11/21	19,000	19,465,084
2.50%, 01/19/21	5,500	5,562,212
3.13%, 04/26/21	4,800	4,905,012
2.75%, 01/10/22	3,790	3,883,979

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
DNB Bank ASA(b):
2.38%, 06/02/21	USD 2,439	$2,468,349
2.15%, 12/02/22	9,000	9,192,900
(LIBOR USD 3 Month + 0.62%), 2.20%, 12/02/22(a)	7,000	6,880,794
Fifth Third Bank:
2.20%, 10/30/20	1,000	1,004,683
1.80%, 01/30/23	6,840	6,898,213
HSBC Bank USA NA, 4.88%, 08/24/20	1,330	1,343,938
HSBC Holdings plc:
(LIBOR USD 3 Month + 2.24%), 3.24%, 03/08/21(a)	2,500	2,518,141
5.10%, 04/05/21	3,000	3,104,823
(LIBOR USD 3 Month + 0.60%), 2.29%, 05/18/21(a)	2,715	2,714,825
2.95%, 05/25/21	11,000	11,162,944
(LIBOR USD 3 Month + 0.65%), 1.43%, 09/11/21(a)	1,500	1,488,717
2.65%, 01/05/22	4,000	4,051,691
JPMorgan Chase & Co., 2.75%, 06/23/20	4,000	4,002,693
Lloyds Bank plc:
2.70%, 08/17/20	5,312	5,336,843
6.38%, 01/21/21	3,500	3,619,643
3.30%, 05/07/21	1,000	1,020,854
Manufacturers & Traders Trust Co., 2.05%, 08/17/20	9,390	9,409,284
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)	25,225	25,384,490
Mizuho Bank Ltd., 2.70%, 10/20/20(b)	12,100	12,196,725
MUFG Bank Ltd.(b):
2.75%, 09/14/20	12,012	12,090,900
2.85%, 09/08/21	2,000	2,030,549
National Australia Bank Ltd.:
2.63%, 07/23/20	2,000	2,007,828
2.50%, 01/12/21	1,000	1,007,960
2.63%, 01/14/21	10,837	10,970,144
1.88%, 07/12/21	3,000	3,028,820
1.88%, 12/13/22	10,830	10,986,229
National Bank of Canada, 2.15%, 06/12/20	12,652	12,663,766
Nordea Bank Abp(b):
(LIBOR USD 3 Month + 0.47%), 2.08%, 05/29/20(a)	3,000	3,002,834
2.13%, 05/29/20	11,215	11,227,561
2.50%, 09/17/20	4,000	4,018,779
4.88%, 01/14/21	9,400	9,650,290
Royal Bank of Canada, 2.15%, 10/26/20	3,000	3,019,147
Santander UK plc:
(LIBOR USD 3 Month + 0.30%), 2.06%, 11/03/20(a)	500	498,659
2.13%, 11/03/20	22,578	22,647,512
3.40%, 06/01/21	9,000	9,167,400
2.10%, 01/13/23	3,560	3,584,472
Skandinaviska Enskilda Banken AB:
2.45%, 05/27/20(b)	5,700	5,703,306
(LIBOR USD 3 Month + 0.72%), 2.30%, 12/01/20(a)(b)	3,000	2,996,895
2.63%, 03/15/21	8,655	8,782,929
(LIBOR USD 3 Month + 0.43%), 2.12%, 05/17/21(a)(b)	2,000	1,992,095
3.25%, 05/17/21(b)	1,500	1,530,141
3.05%, 03/25/22(b)	9,275	9,524,536
(LIBOR USD 3 Month + 0.65%), 1.43%, 12/12/22(a)(b)	4,000	3,948,088
2.20%, 12/12/22(b)	4,740	4,830,077

Security	Par (000)	Value

Banks (continued)
Societe Generale SA(b):
2.63%, 09/16/20	USD 11,205	$11,253,870
2.50%, 04/08/21	9,725	9,797,451
5.20%, 04/15/21	1,429	1,482,525
Sumitomo Mitsui Banking Corp.:
2.65%, 07/23/20	9,000	9,033,577
2.45%, 10/20/20	2,400	2,412,598
3.20%, 07/18/22	2,500	2,581,069
Svenska Handelsbanken AB:
(LIBOR USD 3 Month + 0.36%), 1.36%, 09/08/20(a)	395	394,830
2.40%, 10/01/20	2,500	2,519,065
2.45%, 03/30/21	2,283	2,313,438
3.35%, 05/24/21	1,190	1,220,765
Toronto-Dominion Bank (The):
3.00%, 06/11/20	7,450	7,468,633
(LIBOR USD 3 Month + 0.43%), 1.20%, 06/11/21(a)	1,500	1,492,617
3.25%, 06/11/21	10,000	10,252,788
Truist Bank:
2.25%, 06/01/20	8,500	8,500,000
(LIBOR USD 3 Month + 0.50%), 3.58%, 10/26/21(a)	6,000	6,063,736
1.25%, 03/09/23	20,000	19,958,628
Truist Financial Corp.:
2.15%, 02/01/21	9,387	9,458,559
3.95%, 03/22/22	1,243	1,295,043
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)	7,929	7,932,508
Wells Fargo & Co.:
2.50%, 03/04/21	3,157	3,191,148
(LIBOR USD 3 Month + 1.34%), 2.59%, 03/04/21(a)	2,000	2,005,502
4.60%, 04/01/21	7,000	7,223,584
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.38%), 2.08%, 05/21/21(a)	5,000	4,972,512
(LIBOR USD 3 Month + 0.50%), 1.54%, 07/23/21(a)	10,000	9,950,288
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)	3,520	3,530,861
(LIBOR USD 3 Month + 0.51%), 1.61%, 10/22/21(a)	1,500	1,490,955
3.63%, 10/22/21	5,000	5,166,877
(LIBOR USD 3 Month + 0.61%), 2.90%, 05/27/22(a)	3,000	3,042,717
(LIBOR USD 3 Month + 0.66%), 1.66%, 09/09/22(a)	20,000	19,813,752
Westpac Banking Corp.:
2.60%, 11/23/20	17,613	17,787,410
2.00%, 08/19/21	5,000	5,051,548
2.00%, 01/13/23	5,345	5,461,580

		840,795,523

Beverages — 0.1%
PepsiCo, Inc., 0.75%, 05/01/23	2,475	2,470,433

Biotechnology — 1.5%
AbbVie, Inc.(b):
(LIBOR USD 3 Month + 0.35%), 2.05%, 05/21/21(a)	12,000	11,935,431
2.15%, 11/19/21	15,000	15,192,674
Gilead Sciences, Inc., 2.55%, 09/01/20	26,869	27,031,273

		54,159,378

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets — 6.0%
Bank of New York Mellon (The), (LIBOR USD 3 Month + 0.28%), 1.53%, 06/04/21(a)	USD 25,000	$24,862,990
Credit Suisse AG:
4.38%, 08/05/20	7,000	7,056,029
2.10%, 11/12/21	9,250	9,347,857
(SOFR + 0.45%), 0.46%, 02/04/22(a)	16,000	15,558,828
Goldman Sachs Bank USA, (SOFR + 0.60%), 0.61%, 05/24/21(a)	5,895	5,851,229
Goldman Sachs Group, Inc. (The):
2.60%, 12/27/20	22,880	22,926,054
2.88%, 02/25/21	13,000	13,130,342
ING Bank NV(b):
2.70%, 08/17/20	3,025	3,039,312
2.75%, 03/22/21	1,330	1,350,965
2.05%, 08/15/21	4,684	4,697,273
Macquarie Bank Ltd.(b):
2.85%, 01/15/21	9,743	9,828,032
(LIBOR USD 3 Month + 0.45%), 2.13%, 11/24/21(a)	26,000	25,692,008
2.10%, 10/17/22	12,850	12,972,606
Morgan Stanley:
2.50%, 04/21/21	7,000	7,085,626
(LIBOR USD 3 Month + 1.40%), 2.51%, 04/21/21(a)	2,000	2,006,915
(SOFR + 0.83%), 0.84%, 06/10/22(a)	10,000	9,790,422
(SOFR + 0.70%), 0.71%, 01/20/23(a)	15,000	14,463,218
UBS AG:
2.20%, 06/08/20(b)	8,795	8,803,517
4.88%, 08/04/20	2,400	2,423,205
(LIBOR USD 3 Month + 0.48%), 2.06%, 12/01/20(a)(b)	5,000	4,996,995
2.45%, 12/01/20(b)	16,060	16,152,347

		222,035,770

Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21(b)	3,197	3,216,923

Consumer Finance — 2.7%
American Express Co., 3.00%, 02/22/21	4,267	4,314,031
American Honda Finance Corp.:
3.15%, 01/08/21	1,405	1,417,638
2.65%, 02/12/21	3,000	3,021,642
(LIBOR USD 3 Month + 0.35%), 1.12%, 06/11/21(a)	6,645	6,582,995
2.20%, 06/27/22	10,500	10,541,000
Capital One Financial Corp., 2.50%, 05/12/20	1,134	1,134,264
Caterpillar Financial Services Corp.:
(LIBOR USD 3 Month + 0.25%), 1.90%, 08/26/20(a)	5,000	4,999,818
(LIBOR USD 3 Month + 0.30%), 1.30%, 03/08/21(a)	13,000	12,938,866
(LIBOR USD 3 Month + 0.20%), 1.91%, 11/12/21(a)	10,000	9,854,077
1.95%, 11/18/22	6,645	6,780,677
Harley-Davidson Financial Services, Inc.(b):
(LIBOR USD 3 Month + 0.50%), 2.20%, 05/21/20(a)	2,000	1,999,916
2.85%, 01/15/21	2,100	2,093,272
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.29%), 1.49%, 06/22/20(a)	2,000	1,998,948
(LIBOR USD 3 Month + 0.42%), 1.73%, 07/10/20(a)	2,000	1,999,161
2.45%, 09/11/20	785	789,262

Security	Par (000)	Value

Consumer Finance (continued)
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.24%), 1.46%, 07/15/20(a)	USD 2,000	$1,996,988
3.05%, 01/08/21	1,220	1,233,744
(LIBOR USD 3 Month + 0.13%), 1.83%, 08/13/21(a)	18,675	18,428,924
(LIBOR USD 3 Month + 0.29%), 1.68%, 10/07/21(a)	7,000	6,916,222

		99,041,445

Electric Utilities — 1.2%
Duke Energy Florida LLC, Series A, (LIBOR USD 3 Month + 0.25%), 1.90%, 11/26/21(a) .	2,000	1,979,581
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20	995	1,001,413
(LIBOR USD 3 Month + 0.45%), 1.82%, 09/28/20(a)	9,356	9,336,242
(LIBOR USD 3 Month + 0.48%), 2.23%, 05/04/21(a)	15,000	14,885,161
2.40%, 09/01/21	6,070	6,170,580
2.90%, 04/01/22	2,225	2,298,523
Xcel Energy, Inc., 2.40%, 03/15/21	7,238	7,295,560

		42,967,060

Energy Equipment & Services — 0.2%
Schlumberger Finance Canada Ltd.(b):
2.20%, 11/20/20	2,500	2,491,947
2.65%, 11/20/22	3,500	3,453,701

		5,945,648

Entertainment — 0.4%(a)
NBCUniversal Enterprise, Inc., (LIBOR USD 3 Month + 0.40%), 1.83%, 04/01/21(b)	9,000	9,000,725
Walt Disney Co. (The), (LIBOR USD 3 Month + 0.25%), 1.83%, 09/01/21	6,000	5,967,012

		14,967,737

Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.:
2.70%, 07/15/20	3,500	3,511,118
1.95%, 10/15/20	3,557	3,557,082

		7,068,200

Insurance — 2.0%(b)
Jackson National Life Global Funding(a):
(LIBOR USD 3 Month + 0.30%), 1.52%, 10/15/20	3,000	2,990,882
(SOFR + 0.60%), 0.61%, 01/06/23	36,000	34,552,118
MassMutual Global Funding II, 2.00%, 04/15/21	9,802	9,894,039
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.58%, 01/13/23(a)	24,390	23,525,375
Suncorp-Metway Ltd.:
(LIBOR USD 3 Month + 0.50%), 1.64%, 10/19/20(a)	1,500	1,493,050
2.38%, 11/09/20	1,970	1,978,932

		74,434,396

IT Services — 0.5%
International Business Machines Corp., (LIBOR USD 3 Month + 0.40%), 2.11%, 05/13/21(a) .	17,000	16,996,016

Machinery — 0.1%
Illinois Tool Works, Inc., 3.38%, 09/15/21	2,250	2,303,841

Media — 0.0%
Comcast Corp., (LIBOR USD 3 Month + 0.33%), 1.76%, 10/01/20(a)	1,500	1,500,837

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 1.3%
BP Capital Markets plc, (LIBOR USD 3 Month + 0.25%), 1.93%, 11/24/20(a)	USD 22,000	$21,827,560
Enterprise Products Operating LLC:
5.20%, 09/01/20	2,600	2,625,845
2.85%, 04/15/21	9,000	9,007,628
3.50%, 02/01/22	11,000	11,253,192
TransCanada PipeLines Ltd., 3.80%, 10/01/20	3,590	3,609,357

		48,323,582

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 2.88%, 08/15/20(b) .	14,957	15,034,769
Sanofi, 4.00%, 03/29/21	9,000	9,254,972

		24,289,741

Road & Rail — 0.3%
Ryder System, Inc.:
2.50%, 05/11/20	6,000	5,999,474
2.88%, 09/01/20	1,847	1,848,888
3.50%, 06/01/21	3,799	3,847,046

		11,695,408

Semiconductors & Semiconductor Equipment — 0.5%
Lam Research Corp., 2.80%, 06/15/21	19,373	19,741,349

Thrifts & Mortgage Finance — 1.0%
BPCE SA:
3.15%, 07/31/20(b)	5,000	5,023,358
2.75%, 12/02/21	8,938	9,098,884
(SOFR + 0.44%), 0.45%, 02/17/22(a)(b)	10,000	9,769,715
Nationwide Building Society, 2.00%, 01/27/23(b)	14,515	14,606,828

		38,498,785

Total Corporate Bonds — 43.9% (Cost: $1,620,487,916)		1,620,097,068

Foreign Agency Obligations — 0.4%

France — 0.4%
Electricite de France SA, 2.35%, 10/13/20(b)	15,100	15,134,895

Total Foreign Agency Obligations — 0.4% (Cost: $15,088,120)		15,134,895

Foreign Government Obligations — 0.5%

South Korea — 0.5%
Korea Development Bank (The), (LIBOR USD 3 Month + 0.35%), 2.04%, 02/18/23(a)	16,690	16,358,526

Total Foreign Government Obligations — 0.5% (Cost: $16,690,000)		16,358,526

	Shares

Investment Companies — 2.1%
BlackRock Liquid Environmentally Aware Fund*	77,066,038	77,143,104

Total Investment Companies — 2.1% (Cost: $77,087,456)		77,143,104

Security	Par (000)	Value

Municipal Bonds — 0.0%
Michigan Finance Authority (Trinity Health Credit Group), Series 2019-T, RB, 2.03%, 12/01/20	USD 550	$551,721

Total Municipal Bonds — 0.0% (Cost: $550,000)		551,721

Total Long-Term Investments — 47.5% (Cost: $1,750,805,590)		1,750,266,118

Short-Term Securities — 53.6%

Certificates of Deposit — 21.4%

Domestic — 1.3%(a)
Goldman Sachs Bank USA:
(SOFR + 0.25%), 0.26%, 06/29/20	7,000	6,989,780
(SOFR + 0.43%), 0.44%, 02/26/21	6,000	5,984,354
HSBC Bank USA NA, (LIBOR USD 3 Month + 0.11%), 1.86%, 02/04/21	8,000	7,982,555
Morgan Stanley Bank NA:
(US Federal Funds Effective Rate (continuous series) + 0.55%), 0.59%, 02/19/21	6,200	6,190,224
(SOFR + 0.30%), 2.15%, 08/25/21	20,000	20,059,547

		47,206,460

Euro — 0.7%(d)
ABN AMRO Bank NV, 1.85%, 05/11/20	15,000	15,006,270
Credit Industriel et Commercial SA, 1.94%, 01/08/21	12,000	11,929,409

		26,935,679

Yankee — 19.4%(e)
Banco Santander SA, New York, (LIBOR USD 3 Month + 0.16%), 1.89%, 02/11/21(a)	7,500	7,483,349
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.16%), 1.14%, 06/01/20(a)	13,000	13,002,733
(US Federal Funds Effective Rate (continuous series) + 0.31%), 0.35%, 07/13/20(a)	8,000	7,996,269
1.25%, 01/11/21(d)	12,000	12,060,243
(LIBOR USD 3 Month + 0.10%), 1.93%, 02/12/21(a)	9,200	9,189,385
Bank of Nova Scotia, Houston(a):
(US Federal Funds Effective Rate (continuous series) + 0.45%), 0.49%, 10/23/20	8,000	7,992,462
(LIBOR USD 3 Month + 0.10%), 1.98%, 02/08/21	5,000	4,994,300
Barclays Bank plc, New York:
2.05%, 06/22/20(d)	5,000	5,010,275
(LIBOR USD 1 Month + 0.48%), 1.31%, 08/10/20(a)	6,000	5,999,772
(LIBOR USD 3 Month + 0.45%), 1.80%, 10/08/20(a)	4,500	4,501,929
2.01%, 12/08/20(d)	13,750	13,814,975
1.25%, 03/03/21(d)	10,000	9,994,718
Bayerische Landesbank, New York(a):
(LIBOR USD 3 Month + 0.18%), 1.07%, 01/28/21	23,100	23,054,312
(LIBOR USD 3 Month + 0.47%), 2.22%, 02/03/22	25,000	24,684,684
BNP Paribas SA, New York, (LIBOR USD 3 Month + 0.25%), 2.01%, 02/01/21(a)	20,000	19,977,521

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Yankee (continued)
Canadian Imperial Bank of Commerce, New York(a):
(LIBOR USD 1 Month + 0.17%), 1.00%, 05/13/20	USD 5,000	$5,001,554
(LIBOR USD 1 Month + 0.25%), 1.23%, 01/04/21	15,000	14,995,562
Credit Agricole Corporate and Investment Bank SA, New York(a):
(LIBOR USD 3 Month + 0.39%), 2.12%, 05/11/20	1,000	1,000,079
(LIBOR USD 3 Month + 0.47%), 1.78%, 07/13/20	2,000	2,000,852
(LIBOR USD 3 Month + 0.35%), 1.11%, 07/30/20	11,000	10,982,781
(LIBOR USD 3 Month + 0.29%), 1.97%, 08/25/20	2,000	1,999,937
(LIBOR USD 3 Month + 0.40%), 1.60%, 09/24/20	1,000	1,000,194
(LIBOR USD 3 Month + 0.27%), 1.58%, 01/11/21	13,000	12,992,803
(LIBOR USD 3 Month + 0.60%), 1.91%, 01/14/21	2,000	2,003,457
(LIBOR USD 3 Month + 0.21%), 1.43%, 07/15/21	11,000	10,922,873
(LIBOR USD 3 Month + 0.48%), 1.48%, 09/09/21	6,000	6,000,009
(SOFR + 0.40%), 0.41%, 11/15/21	8,000	7,775,590
Credit Industriel et Commercial SA, New York, (US Federal Funds Effective Rate (continuous series) + 0.36%), 0.40%, 07/21/20(a)	6,000	5,997,532
Credit Suisse AG, New York:
(SOFR + 0.37%), 0.38%, 05/22/20(a)	10,000	10,000,904
(SOFR + 0.32%), 0.33%, 07/27/20(a)	9,000	8,992,682
(SOFR + 0.45%), 0.46%, 09/25/20(a)	10,000	9,986,787
1.97%, 11/20/20(d)	2,000	2,016,117
(LIBOR USD 3 Month + 0.16%), 1.48%, 12/11/20(a)	9,000	8,997,817
(LIBOR USD 3 Month + 0.23%), 1.60%, 12/30/20(a)	5,000	5,000,982
DNB Bank ASA, New York, (LIBOR USD 3 Month + 0.22%), 1.36%, 07/19/21(a)	20,000	19,896,512
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, New York, (LIBOR USD 3 Month + 0.20%), 1.89%, 02/17/22(a)	25,000	24,559,993
Kookmin Bank, New York, (LIBOR USD 3 Month + 0.37%), 2.17%, 02/17/21(a)	42,000	41,973,513
Lloyds Bank Corporate Markets plc, New York:
(LIBOR USD 3 Month + 0.50%), 1.70%, 09/24/20(a)	1,500	1,500,001
2.03%, 12/18/20(d)	5,500	5,536,829
1.93%, 01/06/21(d)	7,000	7,044,874
(LIBOR USD 3 Month + 0.52%), 1.51%, 04/26/21(a)	14,000	13,982,282
(LIBOR USD 3 Month + 0.55%), 1.69%, 07/19/21(a)	15,800	15,733,570
MUFG Bank Ltd., New York:
1.95%, 10/15/20(b)(d)	4,000	4,025,016
1.96%, 10/15/20(b)(d)	3,300	3,320,797
1.98%, 10/15/20(b)(d)	2,500	2,515,980
(LIBOR USD 3 Month + 0.50%), 1.49%, 01/25/21(a)	1,000	1,001,095
(LIBOR USD 3 Month + 0.50%), 1.68%, 07/16/21(a)	5,000	4,982,131

Security	Par (000)	Value

Yankee (continued)
Natixis SA, New York:
(LIBOR USD 1 Month + 0.26%), 1.07%, 05/15/20(a)	USD 6,000	$6,002,315
(SOFR + 0.30%), 0.31%, 06/05/20(a)	7,000	6,999,132
(LIBOR USD 3 Month + 0.39%), 1.43%, 07/23/20(a)	3,000	2,999,547
1.93%, 11/12/20(d)	12,000	12,087,055
Nordea Bank Abp, New York(a):
(LIBOR USD 3 Month + 0.27%), 2.00%, 08/10/20	1,000	999,918
(LIBOR USD 3 Month + 0.29%), 2.03%, 02/05/21	8,000	7,993,407
(LIBOR USD 3 Month + 0.32%), 2.06%, 05/05/21	6,000	5,980,294
(LIBOR USD 3 Month + 0.26%), 1.65%, 01/07/22	9,000	8,889,909
(LIBOR USD 3 Month + 0.23%), 1.12%, 01/28/22	9,000	8,881,523
Norinchukin Bank, New York, 1.80%, 07/15/20(d)	5,000	5,015,136
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.45%), 1.49%, 04/23/21(a)	5,000	5,002,415
Skandinaviska Enskilda Banken AB, New York:
(LIBOR USD 3 Month + 0.15%), 1.60%, 10/02/20(a)	7,000	6,999,998
1.93%, 10/16/20(d)	4,000	4,026,843
Standard Chartered Bank, New York:
1.99%, 05/01/20(d)	20,000	20,001,053
(LIBOR USD 1 Month + 0.30%), 1.22%, 06/08/20(a)	8,500	8,501,325
(LIBOR USD 3 Month + 0.28%), 2.02%, 11/06/20(a)	10,000	10,004,033
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 3 Month + 0.41%), 1.30%, 06/18/20	7,000	7,001,827
(LIBOR USD 3 Month + 0.42%), 1.44%, 07/24/20	2,000	2,000,763
(LIBOR USD 3 Month + 0.39%), 2.10%, 02/12/21	12,000	11,994,466
(LIBOR USD 3 Month + 0.36%), 1.73%, 04/06/21	5,350	5,340,408
(LIBOR USD 3 Month + 0.36%), 2.05%, 05/13/21	9,000	8,996,400
(LIBOR USD 3 Month + 0.35%), 1.66%, 07/12/21	3,000	2,984,030
(LIBOR USD 3 Month + 0.44%), 1.34%, 09/10/21	7,000	6,949,480
(LIBOR USD 3 Month + 0.38%), 1.69%, 10/12/21	11,000	11,000,003
(LIBOR USD 3 Month + 0.35%), 2.09%, 11/05/21	6,000	5,928,933
(LIBOR USD 3 Month + 0.35%), 2.04%, 11/12/21	5,000	4,940,019
Sumitomo Mitsui Trust Bank Ltd., New York, (LIBOR USD 3 Month + 0.20%), 1.89%, 05/18/20(a)	5,000	5,000,004
Svenska Handelsbanken, New York(a):
(LIBOR USD 3 Month + 0.28%), 1.17%, 09/11/20	3,000	3,000,323
(LIBOR USD 3 Month + 0.15%), 1.60%, 10/02/20	15,000	14,999,995
(LIBOR USD 1 Month + 0.25%), 1.23%, 01/04/21	15,000	14,977,984
(LIBOR USD 3 Month + 0.26%), 1.63%, 01/06/22	8,000	7,902,301

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Yankee (continued)
Toronto-Dominion Bank, New York:
2.17%, 07/24/20(d)	USD 7,000	$7,031,611
(LIBOR USD 3 Month + 0.40%), 1.42%, 04/26/21(a)	4,000	3,999,999
UBS AG, Stamford, 1.38%, 04/16/21(d)	10,000	10,005,996
Westpac Banking Corp., New York, (LIBOR USD 3 Month + 0.15%), 1.15%, 12/09/20(a)	15,000	14,995,508

		712,931,985

Total Certificates of Deposit — 21.4% (Cost: $788,453,469)		787,074,124

Commercial Paper — 26.5%
ABB Treasury Center USA, Inc., 1.71%, 05/22/20(d)	6,000	5,997,037
Airbus Finance BV, 1.22%, 05/22/20(d)	18,100	18,098,164
Albion Capital Corp. SA, 1.35%, 07/09/20(d)	10,634	10,627,115
American Electric Power Co., Inc., 1.86%, 05/28/20(d)	10,000	9,989,399
AstraZeneca plc, 2.11%, 07/16/20(d)	10,000	9,967,639
AT&T, Inc., 1.51%, 08/04/20(d)	6,730	6,703,331
BAE Systems Holdings, Inc.(d):
1.61%, 06/11/20	24,300	24,261,160
1.61%, 06/17/20	16,000	15,969,707
Banco Santander SA(d):
1.98%, 06/26/20	9,000	8,995,725
1.92%, 07/07/20	4,000	3,997,431
Bank of Nova Scotia (The)(a):
(LIBOR USD 1 Month + 0.17%), 0.98%, 05/15/20	5,000	5,001,742
(LIBOR USD 1 Month + 0.16%), 0.65%, 05/27/20	5,000	5,001,662
(LIBOR USD 1 Month + 0.16%), 0.60%, 05/29/20	4,000	4,001,239
Barclays Bank plc, 1.85%, 01/28/21(b)(d)	3,000	2,977,478
Barton Capital LLC, 1.37%, 07/02/20(d)	34,800	34,770,646
Bedford Row Funding Corp., 1.16%, 04/12/21(d)	10,000	9,920,961
BP Capital Markets plc, 1.77%, 08/05/20(d)	15,000	14,978,620
BPCE SA(d):
1.96%, 07/31/20	2,000	1,998,620
1.06%, 12/01/20	12,000	11,959,437
2.04%, 12/23/20	10,000	9,960,302
Cancara Asset Securitisation LLC, 1.97%, 06/03/20(b)(d)	5,000	4,998,550
Cargill, Inc., 1.26%, 10/13/20(d)	10,000	9,972,333
Citigroup Global Markets, Inc., 1.97%, 05/26/20(d)	5,000	4,999,213
Coca-Cola Co. (The)(d):
1.21%, 09/24/20	6,000	5,992,895
1.63%, 02/11/21	10,000	9,964,125
Collateralized Commercial Paper FLEX Co. LLC, (LIBOR USD 3 Month + 0.12%), 1.47%, 01/08/21(a)	5,000	4,992,204
Compass Group plc, 1.81%, 07/31/20(d)	17,400	17,381,769
Duke Energy Corp.(d):
1.76%, 05/08/20	7,500	7,498,667
1.20%, 06/17/20	5,000	4,990,533
1.05%, 06/24/20	15,000	14,967,733
Eaton Capital Unlimited Co., 0.60%, 05/01/20(d)	14,500	14,499,741
Electricite de France SA, 1.76%, 05/08/20(d)	15,000	14,997,333
Enbridge Energy Partners LP(d):
1.82%, 05/20/20	8,000	7,995,480
1.81%, 05/26/20	8,701	8,692,975
General Dynamics Corp., 2.03%, 07/13/20(d)	19,500	19,450,016
GlaxoSmithKline LLC, 1.00%, 09/01/20(d)	9,850	9,818,006

Security	Par (000)	Value

Commercial Paper (continued)
HSBC Bank plc(a):
(LIBOR USD 3 Month + 0.23%), 1.54%, 10/13/20	USD 7,000	$6,999,377
(LIBOR USD 1 Month + 0.29%), 0.69%, 12/30/20	15,000	14,979,807
Hyundai Capital America(d):
2.22%, 06/09/20	15,800	15,774,843
1.83%, 06/18/20	5,700	5,688,999
1.83%, 06/19/20	6,800	6,786,617
ING US Funding LLC(a):
(LIBOR USD 3 Month + 0.15%), 0.89%, 09/14/20	10,000	9,992,627
(LIBOR USD 3 Month + 0.17%), 1.37%, 09/23/20	10,000	9,993,019
(LIBOR USD 3 Month + 0.20%), 1.34%, 10/19/20	5,000	4,997,672
LMA-Americas LLC, 1.92%, 05/12/20(d)	5,000	4,999,768
Macquarie Bank Ltd., (LIBOR USD 3 Month + 0.07%), 1.76%, 02/16/21(a)	10,000	9,974,093
National Australia Bank Ltd., (LIBOR USD 3 Month + 0.12%), 1.12%, 12/09/20(a)	15,000	14,992,817
National Grid USA, 1.76%, 05/27/20(d)	26,000	25,974,260
Nationwide Building Society, 1.96%, 05/26/20(b) (d)	10,000	9,998,122
Nissan Motor Acceptance Corp.(d):
2.22%, 06/12/20	8,000	7,971,639
1.51%, 07/01/20	10,425	10,372,269
1.94%, 11/04/20	10,000	9,817,222
Nutrien Ltd.(d):
1.17%, 05/04/20	11,000	10,998,961
1.23%, 05/12/20	8,000	7,997,733
2.03%, 05/13/20	4,000	3,998,772
1.63%, 05/26/20	5,000	4,995,389
Oversea-Chinese Banking Corp. Ltd., (LIBOR USD 3 Month + 0.09%), 1.74%, 08/26/20(a)	7,000	6,995,435
Reckitt Benckiser Treasury Services plc, 2.14%, 05/29/20(d)	5,000	4,998,623
Rogers Communications, Inc., 0.00%, 05/04/20(d)(f)	23,000	22,998,060
Royal Bank of Canada, (SOFR + 0.40%), 0.41%, 10/02/20(a)	1,500	1,496,929
Salisbury Receivables Co. LLC, (1D SOFR + 0.30%), 0.31%, 02/19/21(a)	13,000	12,953,497
Shell International Finance BV(d):
1.97%, 06/26/20	6,825	6,813,329
1.16%, 02/26/21	8,000	7,893,965
Societe Generale SA, (LIBOR USD 1 Month + 0.38%), 1.10%, 08/20/20(a)	10,000	10,006,839
Starbird Funding Corp., 1.10%, 08/14/20(d)	5,000	4,992,330
Starbucks Corp.(d):
1.79%, 05/15/20	14,683	14,680,675
1.91%, 06/16/20	10,000	9,981,722
Suncor Energy, Inc.(d):
1.85%, 05/04/20	5,000	4,999,556
1.81%, 05/07/20	13,000	12,997,978
1.81%, 05/11/20	4,300	4,298,949
1.81%, 05/26/20	10,000	9,990,777
1.80%, 05/27/20	5,250	5,244,802
1.37%, 06/03/20	7,000	6,990,460
1.84%, 08/18/20	12,000	11,930,957
Suncorp-Metway Ltd.(d):
1.92%, 05/11/20	12,000	11,998,387
1.94%, 05/26/20	4,000	3,998,850
1.92%, 06/09/20	11,000	10,994,341
Svenska Handelsbanken AB, 1.94%, 10/16/20(d)	8,000	7,981,035

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Paper (continued)
Telstra Corp. Ltd.(d):
0.00%, 09/28/20(f)	USD	12,750	$12,707,217
1.28%, 12/21/20		21,240	21,120,622
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.18%), 1.01%, 06/12/20(a)		9,000	9,001,815
TransCanada PipeLines Ltd.(d):
1.15%, 05/01/20		32,000	31,999,289
1.75%, 05/05/20		28,000	27,996,889
1.32%, 05/06/20		12,000	11,998,400
UBS AG, (LIBOR USD 3 Month + 0.20%), 1.51%, 07/10/20(a)		6,000	6,000,554
Verizon Communications, Inc.(d):
1.75%, 05/07/20		8,000	7,999,067
1.91%, 06/23/20		9,000	8,980,965
Versailles Commercial Paper LLC, 1.16%, 08/19/20(b)(d)		15,000	14,972,019
VW Credit, Inc.(d):
1.89%, 08/10/20		7,000	6,962,912
1.85%, 08/14/20		9,200	9,149,154
2.04%, 01/29/21		18,500	18,232,469
Walt Disney Co. (The), 1.86%, 09/09/20(d)		7,000	6,969,200

Security	Par (000)		Value

Commercial Paper (continued)
Western Union Co. (The), 0.75%, 05/01/20(d)	USD	15,000	$14,999,608

Total Commercial Paper — 26.5% (Cost: $977,378,159)			978,020,670

	Shares

Money Market Funds — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%(g)*		148,236,461	148,236,461

Total Money Market Funds — 4.0% (Cost: $148,236,461)			148,236,461

Total Repurchase Agreements — 1.7% (Cost: $64,500,000)			64,500,000

Total Short-Term Securities — 53.6% (Cost: $1,978,568,089)			1,977,831,255

Total Investments — 101.1% (Cost: $3,729,373,679)			3,728,097,373

Liabilities in Excess of Other Assets — (1.1)%			(40,626,288)

Net Assets — 100.0%			$3,687,471,085

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Rates are the current rate or a range of current rates as of period end.
(e)	Issuer is a U.S. branch of a foreign domiciled bank.
(f)	Zero-coupon bond.
(g)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquid Environmentally Aware Fund	—	77,066,038	—	77,066,038	$77,143,104	$158,950	$—	$55,648
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	189,379	148,047,082	—	148,236,461	148,236,461	85,110	—	—

					$225,379,565	$244,060	$—	$55,648

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	0.64	%(a)	04/30/20	06/15/20	$1,000	$1,000	$ 1,000,818	Corporate/Debt Obligation, 3.00%, due 10/25/58	$ 1,615,932	$ 1,200,000

	0.74	(a)	04/30/20	07/05/20	4,000	4,000	4,005,426	Corporate/Debt Obligation, 3.00%, due 10/25/58	6,463,727	4,800,000

Total Bank of America Securities, Inc.						$5,000				$ 6,000,000

Citigroup Global Markets, Inc.	1.11	(a)	04/30/20	08/01/20	6,000	6,000	6,017,207	Corporate/Debt Obligations, 4.00% to 6.81%, due 02/01/35 to 06/30/58	6,067,132	6,420,000

Credit Suisse Securities USA LLC	1.31	(a)	04/30/20	08/04/20	12,000	12,000	12,041,924	Corporate/Debt Obligations, 0.64% to 0.87%, due 03/25/35 to 09/25/36	19,298,969	13,800,000

JP Morgan Securities LLC	1.99		02/13/20	05/13/20	20,000	20,000	20,099,500	Corporate/Debt Obligations, 2.14% to 6.38%, due 05/15/22 to 03/15/52	38,959,041	21,439,291

Mizuho Securities USA LLC	0.95	(a)	04/30/20	06/05/20	3,500	3,500	3,503,338	U.S. Treasury Obligation, 2.00%, due 05/31/24 .	3,317,900	3,570,081

Wells Fargo Securities LLC	1.65		04/09/20	07/01/20	18,000	18,000	18,068,475	Corporate/Debt Obligations, 2.10% to 3.51%, due 09/15/24 to 07/19/34	19,773,099	19,260,000

						$64,500				$ 70,489,372

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

RB	Revenue Bonds

SOFR	Secured Overnight Financing Rate

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$20,980,804	$—	$20,980,804
Corporate Bonds (a)	—	1,620,097,068	—	1,620,097,068
Foreign Agency Obligations (a)	—	15,134,895	—	15,134,895
Foreign Government Obligations (a)	—	16,358,526	—	16,358,526
Investment Companies	77,143,104	—	—	77,143,104
Municipal Bonds	—	551,721	—	551,721
Short-Term Securities:
Certificates of Deposit	—	787,074,124	—	787,074,124
Commercial Paper	—	978,020,670	—	978,020,670
Money Market Funds	148,236,461	—	—	148,236,461
Repurchase Agreements	—	64,500,000	—	64,500,000

	$225,379,565	$3,502,717,808	$—	$3,728,097,373

(a)	See above Schedule of Investments for values in each industry or country.

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